(Loss) / earnings per share calculation	6 Months Ended
Jul. 31, 2019
Earnings per share [abstract]
(Loss) / earnings per share calculation
(Loss) / earnings per share calculation

The calculation of (loss) / earnings per share is based on the following data:

	Three months ended July 31, 2019	Three months ended July 31, 2018	Six months ended July 31, 2019	Six months ended July 31, 2018
		(Adjusted*)		(Adjusted*)
	000s	000s	000s	000s
(Loss) / profit for the period	(£5,159)	£26,634	(£9,184)	£20,792

Weighted average number of ordinary shares for basic (loss) / earnings per share	160,495	82,008	160,398	79,335
Effect of dilutive potential ordinary shares (share options and warrants)	—	649	—	628
Weighted average number of ordinary shares for diluted (loss) / earnings per share	160,495	82,657	160,398	79,963

Basic (loss) / earnings per ordinary share from operations £	(0.03)	0.32	(0.06)	0.26
Diluted (loss) / earnings per ordinary share from operations £	(0.03)	0.32	(0.06)	0.26

* See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’

Basic (loss) / earnings per ordinary share has been calculated by dividing the (loss) / profit for the three and six months ended July 31, 2019 by the weighted average number of shares in issue during the three and six months ended July 31, 2019. Diluted earnings per ordinary share has been calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all potentially dilutive ordinary shares. Potentially dilutive ordinary shares represents the number of shares that could have been acquired at fair value based on the monetary value of the subscription rights attached to share options in-the-money compared with the number of shares that would have been issued assuming the exercise of share options in-the-money.

IAS 33 ‘Earnings per Share’ requires the presentation of diluted earnings per share where a company could be called upon to issue shares that would decrease net profit or loss per share. As the Group reported net losses for the three and six months ended July 31, 2019, the weighted average number of ordinary shares outstanding used to calculate the diluted (loss) / earnings per ordinary share is the same as that used to calculate the basic (loss) / earnings per ordinary share, as the exercise of share options would have the effect of reducing loss per ordinary share which is not dilutive.